Segment Reporting (Details) - Reconciliation of Reportable Segment Operating Income (Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting, Asset Reconciling Item [Line Items]
Total segment operating loss	$ (2,065)	$ (987)	$ (4,433)	$ (2,069)	$ (4,087)	$ (2,439)
Less (add):
Severance charges	346	0	346	108	108	199
Ancillary network prepaid write-off	487	0	487	0
Non-recurring transaction costs	37	0	450	0	333	50
Depreciation and amortization expense	292	215	583	393	866	795
Non-cash stock-based compensation expense	256	123	403	197	592	299
Intangible asset impairment	520	0	520	0
Non-recurring professional fees					166	0
Operating loss	(4,003)	(1,325)	(7,222)	(2,767)	(6,152)	(3,782)
Bank interest expense	93	13	176	9	658	0
Gain on warrant liability, net of deferred loan fees amortization	757	0	388	0
(Gain)/loss on disposal of assets					(108)	5
Interest income					(9)	(27)
Loss before income taxes	$ (3,339)	$ (1,338)	$ (7,010)	$ (2,776)	$ (6,693)	$ (3,760)